SHORT-TERM LOANS - Schedule of short-term loans (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings	¥ 136,299	$ 21,110	¥ 0
Secured
Short-term Debt [Line Items]
Short-term borrowings	131,299	20,336
Unsecured
Short-term Debt [Line Items]
Short-term borrowings	¥ 5,000	$ 774